Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy

Our Information Security Management System is based on internationally recognized frameworks such as the ISO27001 standard published by the International Organization for Standardization and the Cybersecurity Framework published by the U.S. National Institute of Standards and Technology. We use a comprehensive technology stack to implement the above control framework and perform periodic independent assessments to review the effectiveness of these controls. Any gaps identified in the control framework go through an established risk management process.

From a process perspective, our cybersecurity practices work under three pillars: (1) Cyber Risk, (2) Cyber Defense and (3) Strategy and Governance. The ‘Cyber Risk’ pillar is responsible for identifying the threat landscape and necessary attack vectors. The ‘Cyber Defense’ pillar is responsible for monitoring the technology stack for any anomaly and taking necessary steps to control any issues in collaboration with the applicable technology and location teams. The ‘Strategy and Governance’ pillar is responsible for tracking and managing the risks identified by the other pillars and ensuring that necessary governance is in place. These services are managed with the help of outside cybersecurity consultants, currently including one of the leading consulting companies, and the respective lead from the function manages the deliverables under the leadership of our Chief Information Security Officer (“CISO”). On a regular basis, we perform simulated external and internal cyber-attacks to baseline the response from the respective team and perform continuous improvement.

Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance of Cybersecurity Risk

The governance of cybersecurity risk happens at different levels.
The CISO is responsible for managing day to day operations related to cybersecurity. The CISO has monthly governance meetings with technology leadership teams, including our Chief Information Officer (“CIO”). Our CIO and CISO have worked for services, industry and consulting firms, with each of them having nearly two decades of experience in their specific domains. The status of cybersecurity progress and related matters are updated to the CEO on a quarterly basis.
Our Board considers cybersecurity risk as part of its oversight function and has delegated the oversight of cybersecurity and other information technology risks to the Risk Management Committee of the Board.
The Risk Management Committee is apprised of cybersecurity risks along with the risk mitigations steps implemented by the CISO and Chief Risk Officer (“CRO”) to ensure effective enterprise risk management.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The CISO is responsible for managing day to day operations related to cybersecurity. The CISO has monthly governance meetings with technology leadership teams, including our Chief Information Officer (“CIO”). Our CIO and CISO have worked for services, industry and consulting firms, with each of them having nearly two decades of experience in their specific domains. The status of cybersecurity progress and related matters are updated to the CEO on a quarterly basis.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Board considers cybersecurity risk as part of its oversight function and has delegated the oversight of cybersecurity and other information technology risks to the Risk Management Committee of the Board.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true